CUSTOMER CONCENTRATION RISK (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	0.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	68.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	20.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	12.00%